Employee Benefit Plans and Postretirement Benefits - Net Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other post-employment benefits	$ (2,427)	$ (2,564)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	67	10
Pension, postretirement and other post-employment benefits	(843)	(891)
Net liability recognized at end of year	(776)	(881)
Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other post-employment benefits	(1,019)	(1,121)
Net liability recognized at end of year	(1,019)	(1,121)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other post-employment benefits	(565)	(552)
Net liability recognized at end of year	$ (565)	$ (552)